Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Feb. 06, 2017
Document Effective Date	Feb. 06, 2017
Prospectus Date	Mar. 01, 2016
Eaton Vance Short Duration Real Return Fund | Class A
Risk/Return:
Trading Symbol	EARRX
Eaton Vance Short Duration Real Return Fund | Class C
Risk/Return:
Trading Symbol	ECRRX
Eaton Vance Short Duration Real Return Fund | Class I
Risk/Return:
Trading Symbol	EIRRX